Capital adequacy - Capital adequacy (Details) - SEK (kr) kr in Millions	Jun. 30, 2021	Dec. 31, 2020
Capital adequacy
Capital base requirement of 8 percent	8.00%
Pillar 2 capital requirements	4.80%
of which Capital conservation buffer	2.50%
Minimum capital requirement one	4.50%
Minimum capital requirement two	1.50%
Minimum capital requirement three	2.00%
Parent Company
Capital adequacy
Common Equity Tier 1 capital ratio	23.30%	21.80%
Tier 1 capital ratio	23.30%	21.80%
Total capital ratio	23.30%	21.80%
Capital base requirement of 8 percent	kr 6,763	kr 7,136
of which Tier 1 requirement of 6 percent	5,072	5,352
of which minimum requirement of 4.5 percent	3,804	4,014
Pillar 2 capital requirements	4,038	3,921
Common Equity Tier 1 capital available to meet buffer requirements	8,876	12,310
Capital buffer requirements	2,146	2,259
of which Capital conservation buffer	2,113	2,230
of which Countercyclical buffer	33	29
Total risk-based capital requirement	kr 12,947	kr 13,316
Capital base requirement of 8 percent	8.00%	8.00%
of which Tier 1 requirement of 6 percent	6.00%	6.00%
of which minimum requirement of 4.5 percent	4.50%	4.50%
Pillar 2 capital requirements	4.80%	4.40%
Common Equity Tier 1 capital available to meet buffer requirements	10.50%	13.80%
Capital buffer requirements	2.50%	2.50%
of which Capital conservation buffer	2.50%	2.50%
of which Countercyclical buffer	0.00%	0.00%
Total risk-based capital requirement	15.30%	14.90%